Document and Entity Information	3 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Pre-Effective Amendment No. 1 to Form S-3 on Form S-1 is being filed by LeonaBio, Inc. (the “Company”) to convert the Registration Statement on Form S-3 (File No. 333-292829) filed by the Company with the Securities and Exchange Commission on January 20, 2026, into a registration statement on Form S-1.
Entity Registrant Name	LeonaBio, Inc.
Entity Central Index Key	0001620463
Entity Primary SIC Number	2836
Entity Tax Identification Number	45-3368487
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Address, Address Line One	18706 North Creek Parkway
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	Bothell
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98011
City Area Code	425
Local Phone Number	620-8501
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Mark Litton, Ph.D.
Entity Address, Address Line One	18706 North Creek Parkway
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	Bothell
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98011
City Area Code	425
Local Phone Number	620-8501